Investment Portfolioas of March 31, 2026 (Unaudited)
DWS Capital Growth VIP
	Shares	Value ($)

Common Stocks 99.8%
Communication Services 14.9%
Entertainment 4.3%
Live Nation Entertainment, Inc.*	49,921	7,613,452
Netflix, Inc.*	127,503	12,259,413
ROBLOX Corp. "A"*	78,959	4,465,921
Spotify Technology SA*	26,978	13,081,902
		37,420,688
Interactive Media & Services 10.6%
Alphabet, Inc. "A"	117,330	33,739,415
Alphabet, Inc. "C"	93,322	26,770,349
Meta Platforms, Inc. "A"	55,215	31,590,158
		92,099,922
Consumer Discretionary 8.1%
Automobiles 0.7%
Tesla, Inc.*	16,281	6,052,462
Broadline Retail 4.6%
Amazon.com, Inc.*	192,204	40,030,327
Hotels, Restaurants & Leisure 0.5%
Planet Fitness, Inc. "A"*	56,943	4,235,420
Household Durables 0.8%
SharkNinja, Inc.*	68,524	7,256,691
Specialty Retail 1.2%
Burlington Stores, Inc.*	20,727	6,744,151
Home Depot, Inc.	12,978	4,268,335
		11,012,486
Textiles, Apparel & Luxury Goods 0.3%
Amer Sports, Inc.*	76,017	2,502,480
Consumer Staples 0.8%
Consumer Staples Distribution & Retail 0.8%
Costco Wholesale Corp.	6,925	6,900,278
Financials 4.4%
Capital Markets 0.9%
Moody's Corp.	18,229	7,952,401
Financial Services 3.5%
Mastercard, Inc. "A"	38,608	19,290,874
Visa, Inc. "A"	38,101	11,515,646
		30,806,520

Health Care 7.7%
Health Care Equipment & Supplies 3.9%
Boston Scientific Corp.*	116,976	7,340,244
Dexcom, Inc.*	91,430	5,741,804
Insulet Corp.*	18,653	3,914,146
Intuitive Surgical, Inc.*	16,879	7,781,050
Stryker Corp.	28,061	9,220,564
		33,997,808
Health Care Technology 0.3%
Waystar Holding Corp.*	95,746	2,308,436
Life Sciences Tools & Services 1.6%
Danaher Corp.	14,269	2,705,403
Stevanato Group SpA	141,148	1,940,785
Thermo Fisher Scientific, Inc.	18,544	9,114,932
		13,761,120
Pharmaceuticals 1.9%
Eli Lilly & Co.	18,394	16,918,249
Industrials 11.4%
Aerospace & Defense 2.8%
Axon Enterprise, Inc.*	13,178	5,596,565
Curtiss-Wright Corp.	4,768	3,247,580
GE Aerospace	16,604	4,711,717
Karman Holdings, Inc.*	78,835	6,310,742
TransDigm Group, Inc.	3,854	4,466,632
		24,333,236
Construction & Engineering 1.5%
Quanta Services, Inc.	23,823	13,079,303
Electrical Equipment 4.8%
AMETEK, Inc.	39,287	8,421,561
Bloom Energy Corp. "A"*	27,693	3,752,125
Eaton Corp. PLC	37,058	13,254,535
GE Vernova, Inc.	6,798	5,933,974
Vertiv Holdings Co. "A"	42,417	10,628,852
		41,991,047
Ground Transportation 0.6%
Uber Technologies, Inc.*	66,455	4,780,108
Machinery 0.6%
RBC Bearings, Inc.*	10,167	5,521,901
Professional Services 0.7%
TransUnion	48,395	3,348,450
Verisk Analytics, Inc.	15,256	2,894,826
		6,243,276
Trading Companies & Distributors 0.4%
QXO, Inc.*	185,122	3,595,069
Information Technology 50.9%
Communications Equipment 0.8%
Arista Networks, Inc.*	58,123	7,136,342

Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp. "A"	61,208	7,733,631
IT Services 2.1%
Cloudflare, Inc. "A"*	41,413	8,545,158
MongoDB, Inc.*	25,743	6,301,114
Snowflake, Inc.*	23,563	3,553,772
		18,400,044
Semiconductors & Semiconductor Equipment 23.4%
Analog Devices, Inc.	34,996	11,133,627
Applied Materials, Inc.	34,583	11,820,124
Broadcom, Inc.	140,367	43,444,990
Lam Research Corp.	23,203	4,957,553
Marvell Technology, Inc.	75,544	7,482,633
Micron Technology, Inc.	7,640	2,581,098
NVIDIA Corp.	699,897	122,062,037
		203,482,062
Software 14.5%
Dynatrace, Inc.*	170,360	6,299,913
Guidewire Software, Inc.*	54,171	8,101,815
Intuit, Inc.	13,063	5,648,180
Microsoft Corp.	206,134	76,304,623
Oracle Corp.	30,021	4,416,389
Palantir Technologies, Inc. "A"*	31,698	4,636,783
Samsara, Inc. "A"*	114,998	3,644,287
ServiceNow, Inc.*	77,651	8,118,412
Synopsys, Inc.*	22,247	8,820,490
		125,990,892
Technology Hardware, Storage & Peripherals 9.2%
Apple, Inc.	317,468	80,570,204
Materials 0.7%
Construction Materials 0.7%
Vulcan Materials Co.	21,187	5,769,220
Real Estate 0.9%
Real Estate Management & Development 0.9%
CBRE Group, Inc. "A"*	31,960	4,329,302
CoStar Group, Inc.*	78,960	3,185,246
		7,514,548
Total Common Stocks (Cost $327,629,403)		869,396,171

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 3.66% (a) (Cost $3,197,401)	3,197,401	3,197,401

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $330,826,804)	100.2	872,593,572
Other Assets and Liabilities, Net	(0.2)	(1,384,618)
Net Assets	100.0	871,208,954
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (a) (b)
309,561	—	309,561 (c)	—	—	322	—	—	—
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 3.66% (a)
3,900,456	48,002,401	48,705,456	—	—	24,490	—	3,197,401	3,197,401
4,210,017	48,002,401	49,015,017	—	—	24,812	—	3,197,401	3,197,401

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$869,396,171	$—	$—	$869,396,171
Short-Term Investments	3,197,401	—	—	3,197,401
Total	$872,593,572	$—	$—	$872,593,572

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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